Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of book amounts of foreign currency assets and liabilities
Item / Currency (3)	Amount (1)	Peso exchange rate (2)	Total as of 06.30.22	Total as of 06.30.21
Assets
Trade and other receivables
US Dollar	27	125.03	3,413	5,329
Euros	-	130.88	11	39
Receivables with related parties:
US Dollar	18	125.23	2,264	3,152
Total trade and other receivables			5,688	8,520
Investments in financial assets
US Dollar	14	125.03	1,723	1,107
Pounds	1	130.95	98	164
New Israel Shekel	16	35.93	574	1,000
Investments with related parties:
US Dollar	23	125.23	2,864	3,676
Total investments in financial assets			5,259	5,947
Cash and cash equivalents
US Dollar	74	125.03	9,224	1,728
Euros	-	130.88	1	2
Total cash and cash equivalents			9,225	1,730
Total Assets			20,172	16,197

Liabilities
Trade and other payables
US Dollar	9	125.23	1,073	1,983
Euros	-	131.40	1	52
Payables to related parties:
US Dollar	-	125.23	60	87
Total Trade and other payables			1,134	2,122
Borrowings
US Dollar	499	125.23	62,503	82,145
Borrowings with related parties
US Dollar	1	125.23	139	2,386
Total Borrowings			62,642	84,531
Derivative financial instruments
US Dollar	-	125.23	16	95
Total derivative financial instruments			16	95
Lease liabilities
US Dollar	9	125.23	1,115	1,282
Lease liabilities with related parties
US Dollar	-	125.23	-	10
Total lease liabilities			1,115	1,292
Total Liabilities			64,907	88,040